Assets included in disposal groups classified as held for sale and associated liabilities - Cash flow (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities	£ 60,711	£ 11,286	£ 15,334
Net cash from investing activities	3,502	36,707	(6,551)
Net cash from financing activities	961	(1,317)	(574)
Effect of exchange rates on cash and cash equivalents	(4,773)	10,473	1,689
Net increase in cash and cash equivalents	60,502	57,554	8,077
Discontinued operations [member]
Cash flows from continuing and discontinued operations [abstract]
Net increase in cash and cash equivalents	101	405	£ (1,821)
Barclay's Africa Banking Group Limited (BAGL) [member]
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities	540	1,164
Net cash from investing activities	(245)	(691)
Net cash from financing activities	(165)	(105)
Effect of exchange rates on cash and cash equivalents	(29)	37
Net increase in cash and cash equivalents	£ 101	£ 405